UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,305,695,080
(Cost $861,757,815)
Communication services 10.5%		140,325,507
Entertainment 3.7%
The Walt Disney Company	444,955	49,621,382
Interactive media and services 6.8%
Alphabet, Inc., Class C (A)	47,848	53,416,072
Facebook, Inc., Class A (A)	223,697	37,288,053
Consumer discretionary 22.6%		302,725,570
Hotels, restaurants and leisure 4.3%
Yum! Brands, Inc.	616,361	57,925,607
Internet and direct marketing retail 6.9%
Amazon.com, Inc. (A)	30,952	53,198,131
Booking Holdings, Inc. (A)	21,131	38,729,108
Specialty retail 7.7%
Lowe's Companies, Inc.	344,367	33,114,331
The TJX Companies, Inc.	829,277	41,239,945
Ulta Beauty, Inc. (A)	100,171	29,241,918
Textiles, apparel and luxury goods 3.7%
NIKE, Inc., Class B	601,814	49,276,530
Consumer staples 6.4%		84,905,875
Food products 3.0%
Mondelez International, Inc., Class A	863,347	39,938,432
Personal products 3.4%
The Estee Lauder Companies, Inc., Class A	329,625	44,967,443
Health care 18.6%		249,120,683
Biotechnology 3.7%
Regeneron Pharmaceuticals, Inc. (A)	114,914	49,329,133
Health care equipment and supplies 7.6%
Abbott Laboratories	740,878	54,069,276
Becton, Dickinson and Company	189,976	47,391,413
Health care providers and services 4.5%
UnitedHealth Group, Inc.	224,031	60,533,176
Pharmaceuticals 2.8%
Novo Nordisk A/S, ADR	803,864	37,797,685
Information technology 28.4%		379,897,949
IT services 13.7%
Alliance Data Systems Corp.	120,459	21,392,314
Automatic Data Processing, Inc.	275,910	38,583,254
FleetCor Technologies, Inc. (A)	275,499	55,598,453
PayPal Holdings, Inc. (A)	159,240	14,134,142
Visa, Inc., Class A	395,283	53,367,158
Software 14.7%
Autodesk, Inc. (A)	388,253	57,150,842
Intuit, Inc.	185,821	40,103,888
Microsoft Corp.	480,271	50,154,701
salesforce.com, Inc. (A)	325,151	49,413,197
2	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials 7.2%		$96,863,186
Chemicals 7.2%
Ecolab, Inc.	370,874	58,661,141
Linde PLC	234,354	38,202,045
Real estate 3.9%		51,856,310
Equity real estate investment trusts 3.9%
Equinix, Inc.	131,615	51,856,310

	Yield (%)	Shares	Value
Short-term investments 1.9%			$25,358,206
(Cost $25,358,206)
Money market funds 1.9%			25,358,206
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3198(B)	25,358,206	25,358,206

Total investments (Cost $887,116,021) 99.5%	$1,331,053,286
Other assets and liabilities, net 0.5%	6,281,077
Total net assets 100.0%	$1,337,334,363

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-19.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q1	01/19
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		3/19

John Hancock

Classic Value Fund

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Shares	Value
Common stocks 99.2%		$2,261,276,573
(Cost $2,132,979,269)
Communication services 6.4%		145,709,356
Media 6.4%
News Corp., Class A	2,160,052	27,713,467
Omnicom Group, Inc.	645,742	50,290,387
The Interpublic Group of Companies, Inc.	2,976,066	67,705,502
Consumer discretionary 10.1%		229,816,847
Auto components 3.4%
Lear Corp.	503,610	77,520,687
Automobiles 3.3%
Ford Motor Company	8,480,049	74,624,431
Household durables 2.4%
Newell Brands, Inc.	2,551,993	54,127,772
Textiles, apparel and luxury goods 1.0%
Gildan Activewear, Inc.	694,922	23,543,957
Energy 12.0%		274,650,831
Energy equipment and services 5.1%
Halliburton Company	1,883,526	59,067,375
National Oilwell Varco, Inc.	1,951,872	57,541,187
Oil, gas and consumable fuels 6.9%
BP PLC, ADR	385,578	15,854,967
Cenovus Energy, Inc. (A)	4,855,238	37,822,304
Exxon Mobil Corp.	697,378	51,103,860
Royal Dutch Shell PLC, ADR, Class A	862,808	53,261,138
Financials 39.1%		891,054,205
Banks 12.1%
Bank of America Corp.	2,376,024	67,645,403
Citigroup, Inc.	1,316,059	84,833,163
JPMorgan Chase & Co.	537,719	55,653,917
Wells Fargo & Company	1,367,917	66,904,820
Capital markets 9.8%
Franklin Resources, Inc.	1,355,773	40,144,439
KKR & Company, Inc., Class A (A)	1,330,285	29,864,898
Morgan Stanley	1,589,638	67,241,687
The Goldman Sachs Group, Inc.	265,715	52,614,227
UBS Group AG (A)(B)	2,577,126	33,399,553
Consumer finance 3.5%
Capital One Financial Corp.	976,094	78,663,415
Diversified financial services 4.4%
AXA Equitable Holdings, Inc.	2,280,941	42,288,646
Voya Financial, Inc.	1,267,827	58,865,208
Insurance 9.3%
American International Group, Inc.	1,865,389	80,640,766
Axis Capital Holdings, Ltd.	1,056,738	56,588,320
MetLife, Inc.	1,657,669	75,705,743
Health care 11.0%		250,013,251
Biotechnology 1.8%
Amgen, Inc.	219,072	40,990,562
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 4.4%
Cardinal Health, Inc.	560,830	$28,024,675
Cigna Corp.	52,447	10,479,502
McKesson Corp.	472,956	60,656,607
Pharmaceuticals 4.8%
Merck & Company, Inc.	703,009	52,324,960
Mylan NV (B)	1,921,100	57,536,945
Industrials 9.0%		205,567,060
Industrial conglomerates 3.8%
General Electric Company	8,513,400	86,496,146
Machinery 5.2%
Dover Corp.	652,842	57,339,113
Stanley Black & Decker, Inc.	488,230	61,731,801
Information technology 9.1%		207,966,621
IT services 3.1%
Cognizant Technology Solutions Corp., Class A	1,007,301	70,188,734
Software 3.0%
Oracle Corp.	1,386,789	69,658,411
Technology hardware, storage and peripherals 3.0%
Hewlett Packard Enterprise Company	4,369,434	68,119,476
Utilities 2.5%		56,498,402
Electric utilities 2.5%
Edison International	991,722	56,498,402

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$12,296,505
(Cost $12,293,353)
John Hancock Collateral Trust (C)	2.5450(D)	1,228,827	12,296,505

	Par value^	Value
Short-term investments 0.8%		$17,908,000
(Cost $17,908,000)
Repurchase agreement 0.8%		17,908,000
Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $17,908,647 on 2-1-19, collateralized by $18,080,000 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $18,266,441, including interest)	17,908,000	17,908,000

Total investments (Cost $2,163,180,622) 100.5%	$2,291,481,078
Other assets and liabilities, net (0.5%)	(11,939,490)
Total net assets 100.0%	$2,279,541,588

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-19. The value of securities on loan amounted to $12,012,789.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-19.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2019, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	5,168,159	(3,939,332)	1,228,827	—	—	$2,218	$3,152	$12,296,505

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q1	01/19
This report is for the information of the shareholders of John Hancock Classic Value Fund.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019